Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 2,163,404.8		₨ 1,896,493.8
Net unrealized gain/(loss) arising during the period	(34,791.1)		(1,873.4)
Amounts reclassified to income	(10,187.7)		(23,271.9)
Balance	2,509,453.4	$ 33,075.7	2,163,404.8
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	25,212.9		49,225.4
Net unrealized gain/(loss) arising during the period	(36,088.6)		(740.6)
Amounts reclassified to income	(10,187.7)		(23,271.9)
Balance	(21,063.4)	(277.6)	25,212.9
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1,973.4		3,106.2
Net unrealized gain/(loss) arising during the period	1,297.5		(1,132.8)
Amounts reclassified to income	0.0		0.0
Balance	3,270.9	43.1	1,973.4
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	27,186.3		52,331.6
Balance	₨ (17,792.5)	$ (234.5)	₨ 27,186.3